Vanguard® Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (1.3%)
Comcast Corp. Class A	24,306,314	1,005,552
John Wiley & Sons Inc. Class A	240,005	9,257
		1,014,809
Consumer Discretionary (7.5%)
Home Depot Inc.	5,768,049	1,733,529
McDonald's Corp.	4,126,615	1,220,446
NIKE Inc. Class B	7,097,240	899,362
Starbucks Corp.	6,467,429	739,162
Lowe's Cos. Inc.	3,496,861	726,753
Tractor Supply Co.	622,385	148,377
Genuine Parts Co.	794,401	133,706
Pool Corp.	219,988	77,286
Service Corp. International	866,765	60,838
Churchill Downs Inc.	185,497	54,263
Williams-Sonoma Inc.	374,089	45,280
Brunswick Corp.	407,867	34,583
Lithia Motors Inc. Class A	153,991	34,015
Polaris Inc.	306,943	33,349
Thor Industries Inc.	302,564	23,909
Monro Inc.	175,962	8,601
Dillard's Inc. Class A	19,195	5,728
Aaron's Co. Inc.	178,990	2,389
Shoe Carnival Inc.	98,225	2,284
Haverty Furniture Cos. Inc.	75,403	2,273
		5,986,133
Consumer Staples (12.5%)
Procter & Gamble Co.	13,350,113	2,087,691
PepsiCo Inc.	7,761,932	1,481,675
Coca-Cola Co.	21,927,377	1,406,641
Costco Wholesale Corp.	2,493,609	1,254,834
Walmart Inc.	7,951,693	1,200,467
Target Corp.	2,593,386	409,107
Colgate-Palmolive Co.	4,706,682	375,593
Archer-Daniels-Midland Co.	3,095,789	241,719
Hershey Co.	828,320	226,181
Sysco Corp.	2,855,526	219,133
Church & Dwight Co. Inc.	1,374,608	133,502
Kroger Co.	2,670,404	129,862
McCormick & Co. Inc.	1,412,414	124,081
Clorox Co.	695,402	115,172
Tyson Foods Inc. Class A	1,631,586	101,958
J M Smucker Co.	600,551	92,731

	Shares	Market Value ($000)
Brown-Forman Corp. Class B	1,030,634	67,084
Hormel Foods Corp.	1,631,888	65,994
Casey's General Stores Inc.	209,178	47,864
Ingredion Inc.	368,205	39,092
Flowers Foods Inc.	1,080,734	29,731
Lancaster Colony Corp.	112,403	23,506
WD-40 Co.	76,315	14,530
J & J Snack Foods Corp.	84,133	12,889
Andersons Inc.	176,189	7,876
SpartanNash Co.	200,653	4,920
Tootsie Roll Industries Inc.	103,941	4,249
		9,918,082
Energy (3.5%)
Exxon Mobil Corp.	23,202,425	2,745,775
Texas Pacific Land Corp.	34,747	51,344
		2,797,119
Financials (17.9%)
JPMorgan Chase & Co.	16,525,679	2,284,510
Visa Inc. Class A	8,766,630	2,040,258
Mastercard Inc. Class A	4,782,601	1,817,532
S&P Global Inc.	1,875,943	680,179
Goldman Sachs Group Inc.	1,907,882	655,243
BlackRock Inc.	846,154	567,939
Marsh & McLennan Cos. Inc.	2,794,168	503,481
Chubb Ltd.	2,338,954	471,440
Aon plc Class A (XNYS)	1,165,816	379,100
CME Group Inc.	2,026,163	376,400
PNC Financial Services Group Inc.	2,273,523	296,126
Moody's Corp.	887,255	277,817
Arthur J Gallagher & Co.	1,188,578	247,296
Travelers Cos. Inc.	1,320,841	239,257
MetLife Inc.	3,713,800	227,767
Aflac Inc.	3,189,510	222,787
Ameriprise Financial Inc.	599,890	183,038
Bank of New York Mellon Corp.	4,145,899	176,574
Allstate Corp.	1,494,870	173,046
Discover Financial Services	1,539,833	159,327
State Street Corp.	2,068,098	149,441
Hartford Financial Services Group Inc.	1,790,358	127,098
Nasdaq Inc.	1,908,077	105,650
Fifth Third Bancorp	3,869,978	101,393
Raymond James Financial Inc.	1,091,170	98,784
Principal Financial Group Inc.	1,280,493	95,640
Cincinnati Financial Corp.	886,088	94,315
FactSet Research Systems Inc.	214,755	88,412
Brown & Brown Inc.	1,324,929	85,312
Cboe Global Markets Inc.	597,992	83,539
W R Berkley Corp.	1,152,374	67,898
MarketAxess Holdings Inc.	212,019	67,500
Jack Henry & Associates Inc.	410,959	67,126
Globe Life Inc.	509,989	55,344
Reinsurance Group of America Inc.	376,169	53,536
RenaissanceRe Holdings Ltd.	246,405	53,078
American Financial Group Inc.	393,537	48,299
Unum Group	1,052,311	44,408
Cullen/Frost Bankers Inc.	362,661	39,983
Primerica Inc.	207,840	37,933

	Shares	Market Value ($000)
Assurant Inc.	297,702	36,656
Commerce Bancshares Inc.	644,629	36,003
SEI Investments Co.	577,978	34,049
Prosperity Bancshares Inc.	515,977	32,310
RLI Corp.	226,516	31,497
Erie Indemnity Co. Class A	140,671	30,572
SouthState Corp.	427,159	29,465
Morningstar Inc.	141,226	25,182
Axis Capital Holdings Ltd.	435,139	24,603
Hanover Insurance Group Inc.	200,485	23,970
Zions Bancorp NA	842,397	23,469
Home BancShares Inc.	1,072,454	23,347
Evercore Inc. Class A	201,362	22,969
Bank OZK	624,854	22,320
First Financial Bankshares Inc.	733,563	21,464
Glacier Bancorp Inc.	624,728	20,760
Assured Guaranty Ltd.	338,518	18,236
UMB Financial Corp.	245,821	15,637
Community Bank System Inc.	303,942	15,185
American Equity Investment Life Holding Co.	387,169	14,922
Independent Bank Corp. (XNGS)	258,459	14,474
CNO Financial Group Inc.	644,049	14,452
BOK Financial Corp.	163,421	13,706
International Bancshares Corp.	295,379	12,604
Atlantic Union Bankshares Corp.	422,670	12,097
Simmons First National Corp. Class A	709,461	11,855
First Merchants Corp.	332,363	9,698
Towne Bank	360,555	8,542
Cohen & Steers Inc.	140,212	8,421
Stock Yards Bancorp Inc.	162,204	7,883
NBT Bancorp Inc.	242,653	7,823
BancFirst Corp.	97,712	7,806
City Holding Co.	84,238	7,682
Lakeland Financial Corp.	143,544	7,273
Horace Mann Educators Corp.	224,604	7,026
TriCo Bancshares	189,641	6,791
Federal Agricultural Mortgage Corp. Class C	49,882	6,649
Westamerica BanCorp	147,940	5,993
Southside Bancshares Inc.	174,428	5,535
Lakeland Bancorp Inc.	346,537	4,969
German American Bancorp Inc.	159,230	4,629
Tompkins Financial Corp.	73,168	4,289
1st Source Corp.	99,065	4,129
Heritage Financial Corp.	200,599	3,533
Cass Information Systems Inc.	72,924	2,668
First Financial Corp.	53,331	1,843
Hingham Institution for Savings	8,543	1,662
Southern Missouri Bancorp Inc.	43,545	1,580
Bank of Marin Bancorp	75,322	1,328
		14,253,362
Health Care (16.2%)
UnitedHealth Group Inc.	5,264,169	2,590,445
Johnson & Johnson	14,729,921	2,411,288
Merck & Co. Inc.	14,284,636	1,649,447
Abbott Laboratories	9,823,531	1,085,205
Bristol-Myers Squibb Co.	11,979,144	799,847
Medtronic plc	7,487,523	680,990
Elevance Health Inc.	1,345,423	630,533

	Shares	Market Value ($000)
Stryker Corp.	1,897,269	568,517
Zoetis Inc.	2,626,363	461,662
Becton Dickinson & Co.	1,607,200	424,799
Humana Inc.	713,397	378,450
McKesson Corp.	798,964	291,015
ResMed Inc.	825,232	198,848
AmerisourceBergen Corp.	912,888	152,315
West Pharmaceutical Services Inc.	417,181	150,702
Cardinal Health Inc.	1,474,625	121,067
STERIS plc	562,502	106,060
Quest Diagnostics Inc.	641,554	89,054
Chemed Corp.	83,903	46,252
Ensign Group Inc.	312,504	30,341
Perrigo Co. plc	758,686	28,216
Embecta Corp.	326,519	9,061
LeMaitre Vascular Inc.	109,487	5,912
Atrion Corp.	7,491	4,609
		12,914,635
Industrials (12.7%)
Honeywell International Inc.	3,788,144	757,023
United Parcel Service Inc. Class B (XNYS)	4,111,856	739,353
Union Pacific Corp.	3,463,579	677,822
Caterpillar Inc.	2,932,001	641,522
Lockheed Martin Corp.	1,314,075	610,322
Automatic Data Processing Inc.	2,336,795	514,095
Illinois Tool Works Inc.	1,574,971	381,049
Northrop Grumman Corp.	814,892	375,885
Eaton Corp. plc	2,240,222	374,386
CSX Corp.	11,846,892	362,989
Waste Management Inc.	2,103,908	349,354
Emerson Electric Co.	3,332,618	277,474
General Dynamics Corp.	1,268,872	277,046
Cintas Corp.	486,556	221,758
L3Harris Technologies Inc.	1,073,029	209,402
Paychex Inc.	1,807,474	198,569
Cummins Inc.	795,118	186,885
Rockwell Automation Inc.	647,292	183,449
WW Grainger Inc.	253,566	176,373
Fastenal Co.	3,228,739	173,835
Republic Services Inc. Class A	1,157,826	167,445
Dover Corp.	791,513	115,688
Xylem Inc.	1,016,287	105,531
Expeditors International of Washington Inc.	896,695	102,080
Broadridge Financial Solutions Inc.	662,970	96,402
IDEX Corp.	425,441	87,777
JB Hunt Transport Services Inc.	466,586	81,788
Hubbell Inc. Class B	302,734	81,532
Snap-on Inc.	299,895	77,796
Graco Inc.	950,795	75,389
Stanley Black & Decker Inc.	833,906	71,999
Booz Allen Hamilton Holding Corp. Class A	743,790	71,196
CH Robinson Worldwide Inc.	663,051	66,882
Nordson Corp.	303,345	65,617
Carlisle Cos. Inc.	291,537	62,928
Toro Co.	585,750	61,070
Allegion plc	495,527	54,746
Lincoln Electric Holdings Inc.	325,542	54,626
Pentair plc	927,600	53,875

	Shares	Market Value ($000)
HEICO Corp. Class A	396,040	53,160
Lennox International Inc.	181,023	51,032
A O Smith Corp.	714,035	48,761
Regal Rexnord Corp.	372,817	48,526
Huntington Ingalls Industries Inc.	224,478	45,268
Robert Half International Inc.	611,057	44,607
Donaldson Co. Inc.	685,277	43,549
ITT Inc.	466,215	39,367
HEICO Corp.	222,236	37,478
MDU Resources Group Inc.	1,147,351	33,526
Comfort Systems USA Inc.	201,380	30,104
Applied Industrial Technologies Inc.	216,036	29,307
UFP Industries Inc.	346,894	27,238
MSA Safety Inc.	207,809	26,963
Watts Water Technologies Inc. Class A	153,915	24,893
Insperity Inc.	201,433	24,668
GATX Corp.	198,761	22,641
Ryder System Inc.	283,906	22,474
ManpowerGroup Inc.	284,641	21,550
Franklin Electric Co. Inc.	221,150	19,786
Hillenbrand Inc.	391,810	17,874
ABM Industries Inc.	371,922	15,836
Brady Corp. Class A	260,808	13,309
McGrath RentCorp.	136,801	12,159
Trinity Industries Inc.	453,213	10,854
Standex International Corp.	65,379	8,029
Tennant Co.	104,294	7,970
Griffon Corp.	264,569	7,527
Lindsay Corp.	61,265	7,397
Matthews International Corp. Class A	169,793	6,430
Apogee Enterprises Inc.	126,373	5,378
Douglas Dynamics Inc.	127,618	3,741
Gorman-Rupp Co.	125,981	3,093
		10,057,453
Information Technology (20.4%)
Microsoft Corp.	12,051,137	3,702,832
Apple Inc.	19,999,657	3,393,542
Broadcom Inc.	2,281,773	1,429,531
Cisco Systems Inc.	23,132,485	1,093,010
Accenture plc Class A	3,549,921	995,007
Texas Instruments Inc.	5,112,939	854,883
Oracle Corp.	8,658,457	820,129
QUALCOMM Inc.	6,315,645	737,667
Intuit Inc.	1,588,006	704,995
Analog Devices Inc.	2,897,720	521,242
KLA Corp.	798,682	308,723
Motorola Solutions Inc.	942,460	274,633
Roper Technologies Inc.	597,698	271,821
Amphenol Corp. Class A	3,353,817	253,113
Microchip Technology Inc.	3,099,717	226,248
TE Connectivity Ltd.	1,792,499	219,348
HP Inc.	4,989,594	148,241
Corning Inc.	4,290,134	142,518
Amdocs Ltd.	686,045	62,602
Littelfuse Inc.	139,518	33,797
Power Integrations Inc.	321,835	23,423

	Shares	Market Value ($000)
Badger Meter Inc.	164,789	21,807
		16,239,112
Materials (4.4%)
Linde plc	2,785,206	1,028,994
Air Products and Chemicals Inc.	1,250,090	367,976
Sherwin-Williams Co.	1,329,070	315,707
Ecolab Inc.	1,396,681	234,419
Nucor Corp.	1,445,668	214,219
PPG Industries Inc.	1,324,777	185,813
International Flavors & Fragrances Inc.	1,437,064	139,338
Albemarle Corp.	660,268	122,453
Steel Dynamics Inc.	940,363	97,751
Reliance Steel & Aluminum Co.	330,536	81,907
Avery Dennison Corp.	456,444	79,640
Packaging Corp. of America	521,530	70,542
Celanese Corp. Class A	562,096	59,717
RPM International Inc.	727,722	59,695
Eastman Chemical Co.	676,166	56,980
Royal Gold Inc.	369,774	48,973
AptarGroup Inc.	367,178	43,514
Sonoco Products Co.	549,828	33,331
Ashland Inc.	280,859	28,538
Balchem Corp.	181,268	23,819
Silgan Holdings Inc.	471,339	23,218
Cabot Corp.	316,409	22,706
Westlake Corp.	193,521	22,019
HB Fuller Co.	300,248	19,867
Avient Corp.	482,048	18,564
Sensient Technologies Corp.	237,255	17,666
Scotts Miracle-Gro Co.	228,016	15,234
Quaker Chemical Corp.	75,988	14,182
Materion Corp.	115,410	12,500
Stepan Co.	116,522	10,743
Worthington Industries Inc.	170,652	10,135
Hawkins Inc.	108,642	4,383
		3,484,543
Utilities (3.2%)
NextEra Energy Inc.	11,195,195	857,888
Sempra Energy (XNYS)	1,771,315	275,422
Xcel Energy Inc.	3,083,990	215,602
WEC Energy Group Inc.	1,777,946	170,985
American Water Works Co. Inc.	1,086,295	161,043
Eversource Energy	1,962,801	152,333
DTE Energy Co.	1,091,652	122,713
CMS Energy Corp.	1,635,655	101,836
Atmos Energy Corp.	787,800	89,920
AES Corp.	3,759,044	88,939
Alliant Energy Corp.	1,414,100	77,973
Essential Utilities Inc.	1,345,397	57,448
IDACORP Inc.	284,876	31,655
National Fuel Gas Co.	514,785	28,776
New Jersey Resources Corp.	545,643	28,177
ONE Gas Inc.	304,419	23,425
American States Water Co.	208,856	18,536
California Water Service Group	309,864	17,377
MGE Energy Inc.	204,070	15,634
Chesapeake Utilities Corp.	98,597	12,177

		Shares	Market Value ($000)
	SJW Group	151,289	11,486
	Middlesex Water Co.	96,175	7,019
	York Water Co.	79,359	3,336
	Artesian Resources Corp. Class A	44,104	2,416
			2,572,116
Total Common Stocks (Cost $60,184,149)			79,237,364
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund, 4.853% (Cost $208,486)	2,085,229	208,502
Total Investments (99.9%) (Cost $60,392,635)			79,445,866
Other Assets and Liabilities—Net (0.1%)			85,997
Net Assets (100%)			79,531,863
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	724	151,624	2,623

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/31/24	GSI	47,810	(4.819)	750	—
Visa Inc. Class A	8/31/23	BANA	103,565	(4.728)	—	(343)
					750	(343)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,455,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	79,237,364	—	—	79,237,364
Temporary Cash Investments	208,502	—	—	208,502
Total	79,445,866	—	—	79,445,866
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,623	—	—	2,623
Swap Contracts	—	750	—	750
Total	2,623	750	—	3,373
Liabilities
Swap Contracts	—	343	—	343
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.